Condensed Consolidated Balance Sheets [Parenthetical] - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	28,877,540	24,034,094	21,740,006
Common stock, shares outstanding	28,877,540	24,034,094	21,740,006
Series A Convertible Redeemable Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	16,755,894	21,363,000	23,000,000
Preferred stock, shares outstanding	16,755,894	21,363,000	23,000,000
Preferred Stock, Liquidation Preference, Value (in dollars)	$ 16,755,894	$ 21,363,000	$ 23,000,000
Dividends Payable Percentage (in percentage)	8.00%	8.00%	8.00%
Dividends Payable (in dollars)	$ 3,139,966	$ 2,687,835	$ 1,023,616